Note Rental expense and commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($) [1]
Operating Leases Future Minimum Payments Due Abstract
2018	$ 31,886
2019	29,845
2020	28,160
2021	26,005
2022	23,077
Later years	107,986
Total	$ 246,959

[1]	Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $ 0.3 m illion at December 31, 2017 .